Equity	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Equity
24.	EQUITY

a.	Share capital
Ordinary shares

	December 31
	2022	2023

Numbers of shares authorized (in thousands)	5,500,000	5,500,000

Numbers of shares reserved (in thousands)
Employee share options	400,000	400,000

Number of shares issued and fully paid (in thousands)	4,367,984	4,385,465

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Share capital authorized	$55,000,000	$55,000,000	$1,796,212

Share capital reserved
Employee share options	$4,000,000	$4,000,000	$130,634

American Depositary Receipts
The Company’s ADS represents 2 ordinary shares of the Company. As of both December 31, 2022 and 2023, 157,164 thousand ADSs were outstanding and represented approximately 314,328 thousand ordinary shares of the Company.

b.	Capital surplus

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$15,072,129	$15,737,752	$513,970
Merger by share exchange	117,693,658	117,693,658	3,843,686
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	3,240,987	3,240,987	105,845
Exercised employee share options	2,943,447	3,503,786	114,428
Treasury share transactions	38,404	679,791	22,201
Donations from shareholders	471,894	471,894	15,411
Expired share options	646,447	646,773	21,122

	140,106,966	141,974,641	4,636,663

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	$117,537	$208,310	$6,803
Share of changes in capital surplus of associates accounted for using the equity method	18,329	21,584	705
Dividends that the claim period has elapsed and unclaimed by shareholders	6,043	6,130	200
Exercised disgorgement	326	326	11

	142,235	236,350	7,719

May not be used for any purpose

Employee share options	1,425,171	1,904,176	62,187
Employee restricted stock awards	778,387	(49,650)	(1,621)
Others (3)	154,731	207,109	6,764

	2,358,289	2,061,635	67,330

	$142,607,490	$144,272,626	$4,711,712

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effects of changes in ownership interests in subsidiaries resulting from equity transactions other than actual disposals or acquisitions, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

c.	Retained earnings and dividend policy
The Articles of Incorporation of the Company (the “Articles”) provides that annual net income shall be distributed in the following order:

1)	Replenishment of deficits;

2)	10.0% as legal reserve;

3)	Special reserve appropriated or reversed in accordance with laws or regulations set forth by the authorities concerned;

4)
If annual net income remains, a proposal for the distribution of such amount together with a part or all of the accumulated undistributed profits from previous years shall be prepared by the board of directors and submit to the shareholders’ meeting for resolution. However, the distributable dividends may be paid in cash after a resolution has been adopted by a majority vote at a meeting of the board of directors attended by two-thirds
of the total number of directors; and, in addition, a report of such distribution shall be submitted to the shareholders’ meeting.

For the policies on the distribution of employees’ compensation and remuneration of directors, refer to employees’ compensation and remuneration of directors in Note 25(g).
The Company is currently in the mature growth stage. To meet the capital needs for business development now and in the future and satisfy the shareholders’ demand for cash inflows, the Company shall use residual dividend policy to distribute dividends, of which the cash dividend is not lower than 30% of the total dividend distribution, with the remainder to be distributed in shares. A distribution plan is also to be made by the board of directors and submitted for resolution in the shareholders’ meeting.
Appropriation of earnings to legal reserve shall be made until the legal reserve equals the Company’s share capital. Legal reserve may be used to offset deficits. If the Company has no deficit and the legal reserve has exceeded 25% of the Company’s share capital, the excess may be transferred to capital or distributed in cash.
Items referred to under Rule No. 1090150022 issued by the Financial Supervisory Commission R.O.C. and in the directive titled “Questions and Answers for Special Reserves Appropriated Following Adoption of IFRS Accounting Standards” should be appropriated to or reversed from a special reserve by the Company.
The appropriation of earnings for 2021 and 2022 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2021	For Year 2022	For Year 2021	For Year 2022
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$6,282,762	$6,001,564

Special reserve (reversed)	$798,025	$(6,845,501)

Cash dividends	$30,501,981	$38,482,083	$7.0	$8.8

The above 2021 and 2022 appropriations for cash dividends were resolved by the Company’s board of directors in March 2022 and March 2023, respectively; the other proposed appropriations were resolved by the shareholders’ meeting in June 2022 and June 2023, respectively.

d.	Others equity items

1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(11,641,939)	$(15,393,646)	$(5,529,388)	$(180,581)
Recognized for the year
Exchange differences arising on translating foreign operations	(3,203,730)	9,981,949	(1,488,920)	(48,626)

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Share from associates and joint ventures accounted for using the equity method	$21,307	$(117,691)	$(16,321)	$(533)

Reclassification
Disposal of foreign operations	(569,284)	—	—	—

Balance at December 31	$(15,393,646)	$(5,529,388)	$(7,034,629)	$(229,740)

2)	Unrealized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$2,027,902	$4,190,361	$1,275,505	$41,656

Unrealized gain (loss) recognized for the year
Debt instruments	63,722	(16,746)	(22,599)	(738)
Equity instruments	(8,671)	(8,360)	(77,496)	(2,531)
Share from associates and joint ventures accounted for using the equity method	3,599,703	(2,928,173)	2,447,656	79,937

Other comprehensive income for the year	3,654,754	(2,953,279)	2,347,561	76,668

Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	33,258	190,500	230,940	7,542

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	$(1,525,553)	$(152,077)	$(304,358)	$(9,940)

Balance at December 31	$4,190,361	$1,275,505	$3,549,648	$115,926

3)	Gain (loss) on hedging instruments – hedges of net investments of foreign operations

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(429,265)	$121,833	$520,281	$16,992
Recognized for the year
Foreign currency risk – loans denominated in foreign currency	551,098	398,448	(242,840)	(7,931)

Balance at December 31	$121,833	$520,281	$277,441	$9,061

4)	Unearned employee compensation
In August 2021, the shareholders’ meeting resolved to issue restricted stock awards to employees. Refer to Note 2
8
for the information.

	For the Year Ended December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Balance at January 1	$(1,164,991)	$(432,847)	$(14,136)
Share-based payment expenses	728,748	11,840	387
Valuation adjustments	3,396	421,007	13,749

Balance at December 31	$(432,847)	$—	$—

e.	Treasury shares

	Purpose of Repurchase
	Shares Repurchased for Cancellation	Shares Held by Subsidiaries	Total
	(in thousand shares)	(in thousand shares)	(in thousand shares)

Balance at January 31, 2022	53,067	72,941	126,008
Increase during the year	1,933	—	1,933
Decrease during the year	(55,000)	—	(55,000)

Balance at December 31, 2022	—	72,941	72,941

Balance at December 31, 2023	—	72,941	72,941

In order to maintain the Company’s credit and shareholders’ rights and interests, the Company’s board of directors resolved in November 2021 to repurchase up to 55,000 thousand of the Company’s ordinary shares for cancellation at prices between NT$90 to NT$150 per share during November 8, 2021 to January 7, 2022. The Company has repurchased 55,000 thousand shares at an average price of NT$104.3. In February 2022, the Company’s board of directors resolved that February 25, 2022 was the record date for capital reduction and completed the cancellation of those repurchased ordinary shares.
In order to align with the Group’s financial strategy to simplify its investment management, ASE Test and J&R Holding reduced capital in the fourth quarter of 2022 by remitting 44,100 thousand and 23,352 thousand ordinary
shares of the Company, respectively, to their shareholder, ASE.
The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2022

ASE	67,452	$1,762,430		$6,333,754
ASE Test, Inc.	5,489	196,677		515,454

	72,941	$1,959,107		$6,849,208

December 31, 2023

ASE	67,452	$1,762,430	$57,558	$9,106,036	$297,389
ASE Test, Inc.	5,489	196,677	6,423	741,067	24,202

	72,941	$1,959,107	$63,981	$9,847,103	$321,591

Fair value (Level 1) of the Company’s shares held by subsidiaries is based on the closing price from an available published price quotation.

Under the Securities and Exchange Act in the R.O.C., the Company shall neither pledge treasury shares nor exercise shareholders’ rights on these shares, such as the rights to dividends and voting. The subsidiaries holding the aforementioned treasury shares are bestowed shareholders’ rights except the rights to participate in any share issuance for cash and voting.

f.	Non-controlling interests

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$15,622,009	$14,544,415	$18,608,124	$607,711
Share of profit for the year	2,099,830	3,116,549	1,849,952	60,417
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(321,551)	344,780	(47,301)	(1,545)
Unrealized gain (loss) on equity instruments at FVTOCI	50,679	(44,852)	26,560	867
Gain (loss) from hedging	187,502	110,781	(69,189)	(2,260)
Remeasurement on defined benefit plans	1,497	51,582	(15,876)	(518)
Share in other comprehensive income (loss) from associates accounted for using the equity method	7,902	(35,142)	(7,514)	(245)
Subsidiaries’ buy back of their own outstanding ordinary shares (Note 31)	(2,748,521)	(312,775)	—	—
Disposal of subsidiary	—	—	(295,895)	(9,663)
Non-controlling interest arising from capital increase of subsidiaries	—	—	427,913	13,974
Cash dividends distributed to non-controlling interests	(1,062,529)	(575,089)	(912,261)	(29,793)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	314,398	315,871	293,740	9,593
Equity component of convertible bonds issued by subsidiaries	393,199	1,092,004	412,294	13,465

Balance at December 31	$14,544,415	$18,608,124	$20,270,547	$662,003